Average Annual Total Returns{- Franklin Rising Dividends VIP Fund} - FTVIP Class 4-57 - Franklin Rising Dividends VIP Fund	Class 4 Return Before Taxes Past 1 year	Class 4 Return Before Taxes Past 5 years	Class 4 Return Before Taxes Past 10 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500® Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	29.16%	10.48%	12.70%	31.49%	11.70%	13.56%